Pensions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Pensions
33	PENSIONS
The Group participates in various employee retirement benefit plans (Note 3(y)). Expenses incurred by the Group in connection with the retirement benefit plans for the year ended December 31, 2019 amounted to RMB 20,196 (2018: RMB 19,432, 2017: RMB 16,054).